Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Long-Term Debt [Line Items]
Total Long Term Debt	$ 4,202
Less: current portion of long-term debt	(1,593)
Long-term debt, net of current portion	$ 2,609
Facility Loans [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	May 2027 – April 2033
Borrowing Limit	$ 803
Total Long Term Debt	$ 601
Facility Loans [Member] | Minimum [Member]
Schedule of Long-Term Debt [Line Items]
Interest Rate	1.19%
Facility Loans [Member] | Maximum [Member]
Schedule of Long-Term Debt [Line Items]
Interest Rate	3.61%
Working Capital Loans [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	February 2027 – May 2029
Borrowing Limit	$ 2,709
Total Long Term Debt	$ 2,308
Working Capital Loans [Member] | Minimum [Member]
Schedule of Long-Term Debt [Line Items]
Interest Rate	0.46%
Working Capital Loans [Member] | Maximum [Member]
Schedule of Long-Term Debt [Line Items]
Interest Rate	5.26%
Operating Funds Loan [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	October 2026 – February 2028
Borrowing Limit
Total Long Term Debt	$ 798
Operating Funds Loan [Member] | Minimum [Member]
Schedule of Long-Term Debt [Line Items]
Interest Rate	2.87%
Operating Funds Loan [Member] | Maximum [Member]
Schedule of Long-Term Debt [Line Items]
Interest Rate	12.00%
Individual cash loan [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	January 2027
Interest Rate	1.00%
Borrowing Limit	$ 558
Total Long Term Debt	353
Finance Lease Liabilities [Member]
Schedule of Long-Term Debt [Line Items]
Total Long Term Debt	$ 142